Consolidated Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–110.23%(b)(c)(d)
Aerospace & Defense–8.54%
Aernnova Aerospace S.A.U. (Spain)
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	726	$ 723,865
Term Loan B-2 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	183	182,760
Boeing Co., Revolver Loan(e)(f)	0.00%	10/30/2022		$17,326	17,195,627
FDH Group Acquisition, Inc., Term Loan A (3 mo. USD LIBOR + 7.00%)(e)	8.40%	04/01/2024		22,660	22,202,139
IAP Worldwide Services, Inc.
Revolver Loan(e)(f)	0.00%	07/18/2023		1,444	1,444,403
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(e)	8.00%	07/18/2023		1,572	1,571,588
KKR Apple Bidco LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	09/21/2029		348	340,254
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	02/01/2028		11	10,747
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.59%	02/01/2029		2,004	1,932,141
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	03/08/2025		195	153,238
					45,756,762

Air Transport–4.14%
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.25%)(e)	7.25%	05/09/2024		3,186	3,186,338
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 6.25%)(e)	7.25%	05/09/2024		9,420	9,420,091
Term Loan (1 mo. USD LIBOR + 6.25%)(e)	7.25%	05/09/2024		9,560	9,559,623
					22,166,052

Automotive–6.85%
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. SONIA + 7.50%)	8.09%	07/30/2029	GBP	4,668	5,514,794
Term Loan B (6 mo. SONIA + 4.75%)	5.44%	06/30/2028	GBP	1,054	1,228,911
Muth Mirror Systems LLC
Revolver Loan(e)(f)	0.00%	04/23/2025		1,677	1,605,080
Term Loan (3 mo. USD LIBOR + 6.75%)(e)	7.75%	04/23/2025		19,218	18,391,208
Transtar Industries, Inc.
Delayed Draw Term Loan (Acquired 01/22/2021; Cost $1,197,808)(e)(f)(g)	0.00%	01/22/2027		1,218	1,223,616
Delayed Draw Term Loan (3 mo. USD LIBOR + 7.00%)(e)	8.24%	01/22/2027		8,677	8,720,415
					36,684,024

Beverage & Tobacco–0.43%
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.51%	03/20/2024		651	569,440
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.47%	03/31/2028		1,832	1,712,767
					2,282,207

Brokers, Dealers & Investment Houses–0.01%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/05/2029		32	30,848

Building & Development–1.33%
CRH Europe Distribution (Netherlands), Term Loan A (3 mo. EURIBOR + 4.25%)	4.25%	11/29/2025	EUR	773	803,904
Icebox Holdco III, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	12/21/2029		489	465,864
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (1 mo. Term SOFR + 4.75%)(e)	5.88%	02/16/2029		2,119	1,843,982
Mayfair Mall LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(e)	4.54%	04/20/2023		1,038	952,179
Modulaire (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/08/2028	EUR	1,295	1,312,962
Oldcastle BuildingEnvelope, Inc., Term Loan B(h)	-	04/29/2029		1,903	1,747,347
					7,126,238

Business Equipment & Services–14.45%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(e)	5.64%	05/17/2028		170	163,462
Allied Universal Holdco LLC, Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/12/2028	EUR	96	94,596

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.88%	06/15/2026		$385	$ 380,613
Checkout Holding Corp., Term Loan (Acquired 02/15/2019; Cost $273,903)(g)(i)	9.50%	02/15/2023		274	240,081
Constant Contact, Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	02/15/2029		1,513	1,478,454
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.26%	08/08/2026		86	84,300
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(e)	6.46%	10/05/2028		1,392	1,315,580
CV Intermediate Holdco Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 5.75%)(e)	6.75%	03/31/2026		8,187	8,178,360
Revolver Loan (1 mo. USD LIBOR + 5.75%)(e)	6.75%	03/31/2026		189	189,047
Revolver Loan(e)(f)	0.00%	03/31/2026		1,072	1,071,272
Term Loan B (1 mo. USD LIBOR + 5.75%)(e)	6.81%	03/31/2026		8,431	8,422,085
Dakota Holding Corp.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	4.78%	04/09/2027		131	125,793
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	04/07/2028		1,249	1,225,790
Dun & Bradstreet Corp. (The), Revolver Loan(e)(f)	0.00%	09/11/2025		3,814	3,588,612
I-Logic Tech Bidco Ltd. (United Kingdom), First Lien Term Loan B(h)	-	02/16/2028	EUR	717	741,683
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. SONIA + 4.75%)	5.81%	06/23/2024	GBP	6,170	7,346,583
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	10/28/2027		1,815	1,696,918
Lamark Media Group LLC
Delayed Draw Term Loan(e)(f)	0.00%	10/14/2027		1,528	1,495,237
Revolver Loan (3 mo. USD LIBOR + 5.75%)(e)	7.15%	10/14/2027		458	448,571
Revolver Loan(e)(f)	0.00%	10/14/2027		560	548,254
Term Loan B (3 mo. USD LIBOR + 5.75%)(e)	6.75%	10/14/2027		7,113	6,960,330
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		7,921	5,207,908
Term Loan (1 mo. USD LIBOR + 6.00%)	7.50%	07/03/2024		6,013	6,028,152
NAS LLC
Incremental Term Loan (3 mo. USD LIBOR + 6.50%)(e)	7.43%	06/03/2024		2,808	2,813,390
Revolver Loan (2 mo. USD LIBOR + 6.50%)(e)	7.50%	06/03/2024		184	184,271
Revolver Loan(e)(f)	0.00%	06/01/2024		736	737,084
Term Loan (3 mo. USD LIBOR + 6.50%)(e)	8.07%	06/03/2024		8,965	8,983,285
Orchid Merger Sub II LLC, Term Loan B (1 mo. Term SOFR + 4.75%)(e)	6.12%	07/27/2027		2,742	2,687,230
Protect America, Revolver Loan(e)(h)	-	09/01/2024		2,442	2,332,364
Solera, Term Loan B (1 mo. SONIA + 5.25%)	6.19%	06/05/2028	GBP	1,390	1,674,760
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		20	19,017
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(e)	6.68%	03/20/2027		947	937,296
					77,400,378

Cable & Satellite Television–3.80%
CSC Holdings LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	01/15/2026		1	335
Lightning Finco Ltd. (United Kingdom)
Term Loan B-1(e)(h)	-	09/01/2028		18,375	18,141,781
Term Loan B-2(e)(h)	-	09/01/2028		2,227	2,186,531
					20,328,647

Chemicals & Plastics–0.97%
Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.72%	11/24/2028		1,459	1,429,636
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(i)	0.75%	09/21/2023		1,191	1,097,400
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(i)	0.75%	09/21/2023		180	166,123
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(i)	0.75%	09/21/2023	EUR	464	458,426
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(i)	5.75%	09/21/2024		31	28,544
ICP Group Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.76%	12/29/2028		305	279,896
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	6.25%	02/27/2026		1,771	1,749,215
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.75%	11/03/2025		1	1,006
					5,210,246

Clothing & Textiles–0.18%
ABG Intermediate Holdings 2 LLC, Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	6.80%	12/20/2029		654	627,564

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–(continued)
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	12/29/2027		$184	$ 177,132
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	6.01%	05/01/2024		190	169,634
					974,330

Conglomerates–0.05%
Safe Fleet Holdings LLC, Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		297	287,485

Containers & Glass Products–6.19%
Brook & Whittle Holding Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.00%)	4.00%	12/14/2028		7	6,589
Delayed Draw Term Loan(f)	0.00%	06/17/2022		65	62,771
Term Loan B(h)	-	12/14/2028		343	330,964
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.01%	11/21/2023		3,606	3,386,658
Keg Logistics LLC
Revolver Loan (1 mo. USD LIBOR + 6.25%)(e)	7.25%	11/23/2027		273	268,906
Revolver Loan(e)(f)	0.00%	11/23/2027		1,589	1,563,460
Term Loan A(e)(h)	-	11/23/2027		21,408	21,067,648
Keter Group B.V. (Netherlands), Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,763	1,765,760
LABL, Inc., Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/29/2028	EUR	2,615	2,697,242
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 4.00%) (Acquired 11/13/2020-08/12/2021; Cost $1,176,968)(g)	9.02%	11/13/2025		1,301	1,320,694
Mold-Rite Plastics LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	8.47%	10/04/2029		405	360,279
Pretium Packaging, Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.55%	10/01/2029		345	306,718
					33,137,689

Cosmetics & Toiletries–0.33%
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	08/11/2025		553	463,183
Bausch and Lomb, Inc., Term Loan(h)	-	05/05/2027		607	585,373
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	690	732,395
					1,780,951

Drugs–0.04%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.06%	03/27/2028		257	200,287

Ecological Services & Equipment–4.71%
Groundworks LLC
First Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(e)	1.00%	01/17/2026		5,782	5,770,452
First Lien Incremental Revover Loan(e)(f)	0.00%	01/17/2026		520	518,648
First Lien Incremental Term Loan (3 mo. USD LIBOR + 5.00%)(e)	6.01%	01/17/2026		13,127	13,100,298
Second Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(e)	6.00%	01/17/2026		4,393	4,384,668
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(e)	9.56%	11/02/2028		1,509	1,471,489
					25,245,555

Electronics & Electrical–6.62%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	10/30/2028		164	164,819
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	132	135,744
Delta Topco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		637	607,621
Emerald Technologies AcquisitionCo, Inc., Term Loan B(h)	-	12/29/2027		313	307,063
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.31%	07/07/2025		372	369,628
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.21%	01/11/2027		1,767	1,763,070
Term Loan (3 mo. USD LIBOR + 4.00%)	5.40%	01/10/2026		106	100,130
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.06%	03/02/2029		552	541,694
Learning Pool (United Kingdom)
Term Loan (1 mo. SONIA + 2.31%) (Acquired 01/07/2022; Cost $642,317)(e)(g)	6.80%	08/17/2028	GBP	479	597,789
Term Loan 2 (Acquired 01/07/2022; Cost $1,248,459)(e)(g)(h)	-	08/17/2028		633	624,305
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	5.68%	08/28/2027		2,627	2,277,931
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(e)	6.21%	08/13/2028		2,224	2,184,793
Maverick Bidco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.99%	05/18/2029		92	90,348

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.48%	07/27/2029		$1,138	$ 1,058,848
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.23%	07/27/2028		1,493	1,375,937
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/25/2019-03/24/2021; Cost $3,677,484)(g)	7.31%	04/29/2026		3,747	3,597,278
Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(e)	6.25%	03/03/2028	EUR	1,267	1,339,267
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		773	755,589
Term Loan (3 mo. USD LIBOR + 3.25%)	5.33%	02/01/2024		6,438	6,257,264
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	07/05/2024		2,842	2,826,154
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		817	812,868
Quest Software US Holdings, Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.50%)	8.72%	01/20/2030		218	206,480
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.06%	05/29/2026		632	616,667
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate(i)	2.00%	12/08/2026		5,751	4,127,462
Sandvine Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.06%	11/02/2026		322	318,066
Ultimate Software Group, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.21%	05/03/2027		242	233,050
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	6.01%	09/01/2025		705	611,474
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		1,578	1,566,302
					35,467,641

Financial Intermediaries–0.55%
Edelman Financial Center LLC (The), Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.81%	07/20/2026		207	198,146
GEO Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 2.00%)	3.06%	03/22/2024		108	102,272
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan (3 mo. EURIBOR + 6.88%)	6.88%	05/04/2026	EUR	2,518	2,668,118
					2,968,536

Food Products–6.85%
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France)
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	2,610	2,278,197
Term Loan B(e)(h)	-	02/14/2027	EUR	1,403	1,223,866
BrightPet
Incremental Term Loan B (3 mo. USD LIBOR + 6.25%)(e)	7.25%	10/05/2026		4,271	4,191,485
Revolver Loan (3 mo. USD LIBOR + 6.25%)(e)	7.25%	10/05/2026		1,169	1,147,063
Revolver Loan(e)(f)	0.00%	10/05/2026		270	291,637
Term Loan B (3 mo. USD LIBOR + 6.25%)(e)	7.26%	10/05/2026		4,154	4,076,932
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%) (Acquired 10/08/2021; Cost $4,367,724)(g)	6.06%	10/18/2028		5,130	4,994,828
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/08/2021-11/30/2021; Cost $1,998,780)(g)	9.06%	10/08/2029		1,028	999,448
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.06%	05/23/2025		163	153,629
Term Loan (3 mo. USD LIBOR + 3.69%)	4.75%	05/23/2025		19	17,530
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.81%	09/22/2028		223	222,650
Sigma Bidco B.V. (Netherlands), Term Loan B-2(h)	-	07/02/2025		157	138,670
Teasdale Foods, Inc., Term Loan B (3 mo. USD LIBOR + 6.00%)(e)	8.00%	12/18/2025		15,836	13,645,791
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (1 mo. SONIA + 5.00%)	5.69%	06/28/2028	GBP	2,805	3,292,714
					36,674,440

Food Service–0.35%
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	2,011	1,866,962
NPC International, Inc., Second Lien Term Loan(e)(j)(k)	0.00%	04/18/2025		344	6,879
					1,873,841

Health Care–8.32%
Acacium (United Kingdom)
Term Loan (1 mo. SONIA + 5.00%)(e)	6.19%	05/19/2028	GBP	3,083	3,934,068
Term Loan (1 mo. Term SOFR + 5.25%)(e)	6.18%	06/08/2028		955	951,630

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Ascend Learning LLC
First Lien Term Loan(h)	-	12/11/2028		$189	$ 180,470
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	12/10/2029		646	619,573
Ethypharm (France), Term Loan B (1 mo. SONIA + 4.50%)	5.44%	04/17/2028	GBP	2,270	2,644,755
MB2 Dental Solutions LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 6.00%)(e)	1.00%	01/29/2027		5,372	5,371,785
Delayed Draw Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	01/29/2027		3,151	3,150,844
Delayed Draw Term Loan(e)(f)	0.00%	01/29/2027		3,353	3,352,875
Term Loan B (3 mo. USD LIBOR + 6.00%)(e)	7.24%	01/29/2027		8,739	8,739,262
MedAssets Software Intermediate Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	12/17/2029		638	607,387
Nidda Healthcare Holding AG (Germany), Term Loan F (SONIA + 4.50%)	5.46%	08/21/2026	GBP	2,088	2,455,428
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.31%	10/15/2027		1,920	1,911,799
SDB Holdco LLC
Delayed Draw Term Loan(e)(h)	-	03/18/2027		457	452,263
Term Loan (3 mo. Term SOFR + 8.00%)(e)	8.84%	03/17/2027		7,889	7,759,565
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(e)	6.26%	11/24/2028		2,112	2,037,959
Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.49%	01/15/2029		431	416,144
					44,585,807

Home Furnishings–1.64%
Hilding Anders AB (Sweden)
PIK Term Loan; 12.00% PIK Rate, 0.00% Cash Rate (Acquired 01/01/2020-11/23/2021; Cost $7,947)(e)(g)(i)	12.00%	12/31/2024	EUR	34	4
Term Loan (Acquired 01/01/2020; Cost $61,527)(e)(g)(h)	-	12/31/2024	EUR	5,480	588
Term Loan B (3 mo. EURIBOR + 5.00%) (Acquired 11/20/2017-04/29/2022; Cost $10,582,759)(g)	5.00%	11/29/2024	EUR	9,047	4,556,142
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		1,278	1,265,848
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		3,192	2,367,697
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	07/01/2029		565	526,404
Weber-Stephen Products LLC, Incremental Term Loan B(e)(h)	-	10/30/2027		74	68,886
					8,785,569

Industrial Equipment–4.42%
Apex Tool Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	6.15%	02/08/2029		1,280	1,157,275
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(e)	7.00%	06/09/2028	EUR	4,208	4,453,326
Term Loan A(e)(h)	-	06/09/2028	GBP	3,621	4,503,046
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	6.46%	12/20/2028		1,171	1,118,788
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.81%	12/16/2027		615	603,547
Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	7.01%	05/21/2029		207	204,257
Kantar (United Kingdom)
Revolver Loan(e)(f)	0.00%	06/04/2026		2,500	2,300,000
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.52%	12/04/2026		1,569	1,523,591
MKS Instruments, Inc., Term Loan B(h)	-	04/11/2029		59	57,869
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.01%	03/08/2025		1,262	1,206,666
Robertshaw US Holding Corp.
First Lien Term Loan(h)	-	02/28/2025		454	374,241
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.06%	02/28/2026		613	444,445
Tank Holding Corp.
Revolver Loan(e)(h)	-	03/31/2028		235	221,895
Revolver Loan(e)(f)	0.00%	03/31/2028		118	110,947
Term Loan(e)(h)	-	03/31/2028		5,297	5,164,445
Victory Buyer LLC, Second Lien Term Loan B (3 mo. USD LIBOR + 7.00%)(e)	7.93%	11/19/2029		258	255,867
					23,700,205

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–10.36%
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.84%	04/22/2026		$4,681	$ 4,137,402
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	10.08%	05/23/2024		498	526,539
Revolver Loan (3 mo. USD LIBOR + 5.00%)	6.51%	05/23/2024		1,165	1,124,222
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	456	339,737
Term Loan (3 mo. USD LIBOR + 2.50%)	4.00%	02/28/2025		3,195	2,272,907
Term Loan (1 mo. USD LIBOR + 2.75%)	4.25%	09/30/2026		2,726	1,867,033
Term Loan B-1 (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024		4,194	4,791,224
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.26%	04/18/2025		1,106	989,995
Hornblower Holdings LLC, Term Loan (6 mo. USD LIBOR + 8.13%)	10.06%	11/25/2025		440	455,093
Invictus Media S.L.U. (Spain)
Revolver Loan(e)(k)	0.00%	06/26/2024	EUR	1,085	1,113,950
Second Lien Term Loan(k)	0.00%	12/26/2025	EUR	3,369	3,309,722
Term Loan A-1(k)	0.00%	06/26/2024	EUR	2,452	2,553,456
Term Loan A-2(k)	0.00%	06/26/2024	EUR	598	622,796
Term Loan B-1(k)	0.00%	06/26/2025	EUR	2,757	2,849,322
Term Loan B-2(k)	0.00%	06/26/2025	EUR	1,651	1,706,596
Parques Reunidos (Spain)
Revolver Loan (1 mo. EURIBOR + 3.50%)(e)	3.50%	03/16/2026	EUR	609	588,385
Revolver Loan(e)(f)	0.00%	03/16/2026		4,309	4,162,996
Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)	2.17%	10/12/2022		1,665	1,627,078
Revolver Loan(e)(h)	-	04/05/2024		2,313	2,046,843
Revolver Loan(e)(f)	0.00%	04/12/2024		1,213	1,073,546
Revolver Loan(f)	0.00%	10/12/2022		221	215,972
Revolver Loan(e)(f)	0.00%	04/05/2024		1,249	1,105,774
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%) (Acquired 12/01/2021; Cost $1,225,461)(g)	3.75%	02/27/2027	EUR	1,200	1,166,035
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 15.00%)(e)	15.13%	06/30/2025		667	666,853
Term Loan A(e)(f)	0.00%	06/30/2025		1,000	1,000,278
Term Loan B (3 mo. USD LIBOR + 3.00%)(e)	4.00%	06/30/2025		10,771	10,770,969
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	2,791	2,375,728
					55,460,451

Lodging & Casinos–4.18%
B&B Hotels S.A.S. (France)
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	2,217	2,302,903
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	2,821	2,846,286
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	2,619	2,753,770
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/21/2025		26	26,105
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	6,321	6,020,330
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/30/2027	EUR	937	888,328
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/30/2027	EUR	7,774	7,544,526
					22,382,248

Nonferrous Metals & Minerals–0.37%
American Rock Salt Co. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	8.31%	06/11/2029		96	94,382
Corialis Group Ltd. (United Kingdom), Term Loan B (1 mo. SONIA + 4.15%)	5.12%	05/24/2028	GBP	678	789,225
Form Technologies LLC, Term Loan (1 mo. USD LIBOR + 9.00%)(e)	10.51%	10/22/2025		1,134	1,077,090
					1,960,697

Oil & Gas–3.64%
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	10/28/2027		284	257,084
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	08/25/2026		2,085	1,550,076
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 07/02/2018; Cost $3,220,088)(g)	7.00%	07/02/2023		1,463	1,378,973

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		$4,083	$ 3,399,341
LOC(e)(h)	-	06/30/2024		1,801	1,504,073
PIK Term Loan, 3.00% PIK Rate, 2.06% Cash Rate(i)	3.00%	06/30/2025		931	475,031
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	06/30/2024		180	114,851
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	03/19/2024		5,643	5,237,744
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $5,454,395)(g)	9.06%	08/27/2026		5,552	5,581,149
					19,498,322

Publishing–2.12%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		2,384	2,281,661
Harbor Purchaser, Inc.
Second Lien Term Loan(e)(h)	-	03/31/2030		2,076	2,013,694
Term Loan B(h)	-	03/31/2029		3,886	3,601,733
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	07/30/2028		3,603	3,435,084
					11,332,172

Radio & Television–0.55%
Diamond Sports Holdings LLC
First Lien Term Loan (1 mo. Term SOFR + 8.00%)	9.00%	05/25/2026		1,616	1,631,371
Second Lien Term Loan (1 mo. Term SOFR + 3.25%)	4.09%	08/24/2026		2,602	804,612
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.30%	09/18/2026		1	531
Sinclair Television Group, Inc., Term Loan B-4(h)	-	04/20/2029		548	523,381
					2,959,895

Retailers (except Food & Drug)–1.68%
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	12/18/2026		731	709,637
CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.59%	11/06/2028		712	692,174
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,621	1,561,591
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	933	899,087
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,808	1,741,723
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	2,863	2,758,485
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	637	613,641
					8,976,338

Surface Transport–0.88%
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	2,370	2,152,251
Novae LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.00%)	2.50%	12/22/2028		283	275,398
Delayed Draw Term Loan(f)	0.00%	12/22/2028		3	2,782
Term Loan B (1 mo. Term SOFR + 5.00%)	5.80%	12/22/2028		1,001	973,631
STG - XPOI Opportunity, Term Loan B(h)	-	04/30/2028		1,317	1,293,739
					4,697,801

Telecommunications–3.75%
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.25%)	4.05%	11/17/2028		29	28,091
Colorado Buyer, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		7	7,111
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (1 mo. Term SOFR + 4.25%)	4.92%	01/27/2029		7,186	6,798,272
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.30%	11/30/2025		3,586	3,008,204
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.55%	11/30/2026		2,205	1,852,452
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	3.81%	12/07/2026		2,339	1,701,221
U.S. Telepacific Corp., Term Loan (3 mo. Term SOFR + 6.50%)	2.00%	05/01/2026		1,847	1,078,891
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.31%	09/21/2027		2,644	2,504,926
Zayo Group LLC, Incremental Term Loan(h)	-	03/09/2027		3,228	3,103,459
					20,082,627

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–1.93%
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/02/2025	$3,956	$ 2,840,393
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	2,852	1,274,108
Lightstone Holdco LLC
Term Loan B(h)	-	01/30/2024	4,048	3,733,955
Term Loan C(h)	-	01/30/2024	228	210,601
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	05/16/2024	2,384	1,963,720
USIC Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	05/07/2029	325	311,790
				10,334,567
Total Variable Rate Senior Loan Interests (Cost $631,110,460)				590,352,856

			Shares
Common Stocks & Other Equity Interests–12.52%(l)
Aerospace & Defense–0.56%
IAP Worldwide Services, Inc.(e)			221	2,989,167

Automotive–0.00%
ThermaSys Corp.(e)			980,474	29,414

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(e)			2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(e)			28	0
				0

Business Equipment & Services–1.42%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,863,607)(g)			8,573	3,000
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $12,607,678)(e)(g)			47,742	7,614,948
				7,617,948

Containers & Glass Products–0.04%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $56,094)(g)			13,797	237,998

Electronics & Electrical–0.02%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $1,098,767)(g)			32,799	92,936

Financial Intermediaries–0.00%
RJO Holdings Corp.(e)			2,144	2,144
RJO Holdings Corp., Class A(e)			1,142	1,142
RJO Holdings Corp., Class B(e)			3,334	34
				3,320

Health Care–0.01%
Envigo RMS Holding Corp.(e)			4,854	70,553

Industrial Equipment–0.17%
North American Lifting Holdings, Inc.			62,889	922,362

Leisure Goods, Activities & Movies–2.08%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(g)			173,934	35,068
USF S&H Holdco LLC(e)(m)			11,114	11,091,970
				11,127,038

Lodging & Casinos–0.73%
Bally’s Corp.(n)			134,154	3,506,786
Caesars Entertainment, Inc.(n)			7,897	396,192
				3,902,978

Oil & Gas–5.45%
Aquadrill LLC			94,427	3,879,392
HGIM Corp. (Acquired 07/02/2018-08/31/2021; Cost $2,089,451)(g)			11,834	100,589
HGIM Corp., Wts., expiring 07/02/2043 (Acquired 07/02/2018; Cost $662,459)(g)			7,505	63,793
McDermott International Ltd.(n)			392,579	247,325

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

				Shares	Value
Oil & Gas–(continued)
McDermott International Ltd.(e)				1,185,624	$ 709,596
NexTier Oilfield Solutions, Inc.(n)				46,442	506,218
Noble Corp.(n)				1,528	55,436
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $13,572,678)(g)				163,623	21,270,990
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $477,738)(g)				26,541	278,680
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $306,696)(g)				51,116	370,591
Samson Investment Co., Class A(e)				163,748	102,342
Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $749,269)(g)				72,413	2,172
Transocean Ltd.(n)				232,965	959,816
Tribune Resources, Inc.				376,237	620,791
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)				97,410	2,435
					29,170,166

Radio & Television–0.39%
iHeartMedia, Inc., Class A(n)				175,479	2,070,652
iHeartMedia, Inc., Class B				42	630
					2,071,282

Retailers (except Food & Drug)–0.14%
Claire’s Stores, Inc.				420	137,550
Toys ’R’ Us-Delaware, Inc.(e)				14	34,373
Vivarte S.A.S.(e)				1,181,133	563,552
					735,475

Surface Transport–0.11%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,486,266)(g)				8,956	192,554
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030				280,240	89,035
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045				236,288	100,094
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,562,366)(g)				9,414	202,401
					584,084

Utilities–1.40%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022(e)				2,024	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022(e)				3,283	0
Vistra Corp.				262,754	6,928,823
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				422,054	559,222
					7,488,045
Total Common Stocks & Other Equity Interests (Cost $88,002,395)					67,042,766

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–9.03%(a)(o)
Automotive–0.53%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(p)(q)	9.57%	04/19/2026	SEK	15,000	1,551,309
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(p)(q)	4.50%	09/30/2028	EUR	1,346	1,259,742
					2,811,051

Building & Development–0.76%
Haya Real Estate S.A. (Spain)(p)	5.25%	11/15/2022	EUR	1,336	1,004,701
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(p)(q)	5.13%	11/15/2022	EUR	4,086	3,085,964
					4,090,665

Cable & Satellite Television–0.49%
Altice Finco S.A. (Luxembourg) (Acquired 09/11/2020-09/18/2020; Cost $3,262,665)(g)(p)	4.75%	01/15/2028	EUR	2,932	2,634,270

Chemicals & Plastics–0.51%
Herens Midco S.a.r.l. (Luxembourg)(p)	5.25%	05/15/2029	EUR	3,345	2,751,659

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Financial Intermediaries–3.67%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(p)(q)	5.00%	08/01/2024	EUR	8,976	$ 8,901,310
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(p)(q)	6.25%	05/01/2026	EUR	4,278	4,499,219
Kane Bidco Ltd. (United Kingdom)(p)	5.00%	02/15/2027	EUR	791	789,247
Kane Bidco Ltd. (United Kingdom)(p)	6.50%	02/15/2027	GBP	989	1,144,198
Sherwood Financing PLC (United Kingdom)(p)	6.00%	11/15/2026	GBP	1,082	1,194,169
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(p)(q)	4.63%	11/15/2027	EUR	3,000	3,115,979
					19,644,122

Home Furnishings–1.35%
Ideal Standard International S.A. (Belgium)(p)	6.38%	07/30/2026	EUR	1,828	1,374,696
Very Group Funding PLC (The) (United Kingdom)(p)	6.50%	08/01/2026	GBP	5,493	5,848,168
					7,222,864

Lodging & Casinos–1.05%
TVL Finance PLC (United Kingdom) (SONIA + 5.38%)(p)	6.25%	07/15/2025	GBP	4,783	5,641,325

Retailers (except Food & Drug)–0.67%
Kirk Beauty SUN GmbH (Germany)(p)	8.25%	10/01/2026	EUR	4,770	3,565,854
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $60,720,914)					48,361,810

U.S. Dollar Denominated Bonds & Notes–1.89%
Air Transport–0.19%
Mesa Airlines, Inc., Class B (e)	5.75%	07/15/2025		$969	1,011,001

Food Products–0.23%
Teasdale Foods, Inc. (e)	16.25%	06/18/2026		1,911	1,237,678

Industrial Equipment–0.69%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (p)	7.38%	08/15/2026		3,835	3,094,404
TK Elevator Holdco GmbH (Germany)(p)	7.63%	07/15/2028		622	585,053
					3,679,457

Leisure Goods, Activities & Movies–0.12%
AMC Entertainment Holdings, Inc. (p)	7.50%	02/15/2029		705	646,838

Publishing–0.26%
McGraw-Hill Education, Inc. (p)	5.75%	08/01/2028		1,536	1,403,443

Radio & Television–0.10%
Diamond Sports Group LLC/Diamond Sports Finance Co. (p)	5.38%	08/15/2026		1,631	541,027

Telecommunications–0.30%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (p)	7.75%	08/15/2028		1,758	1,622,186
Total U.S. Dollar Denominated Bonds & Notes (Cost $12,543,159)					10,141,630

Asset-Backed Securities–1.84%
Structured Products–1.84%
Adagio V CLO DAC, Series V-X, Class E-R (Ireland) (3 mo. EURIBOR + 5.15%) (p)(r)	5.15%	10/15/2031	EUR	263	247,136
Babson Euro CLO B.V., Series 2019-1A, Class ER (Ireland) (3 mo. EURIBOR + 7.21%)(p)(r)	7.21%	04/15/2036	EUR	1,750	1,669,155
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%)(p)(r)	7.05%	04/24/2034	EUR	1,023	979,504
Cordatus CLO PLC, Series 23A, Class E (Ireland) (3 mo. EURIBOR + 7.26%)(p)(r)	7.26%	04/25/2036	EUR	2,127	2,026,211
Jubilee CLO, Series 2018-21A, Class E-R (Ireland) (3 mo. EURIBOR + 6.07%)(p)(r)	6.07%	04/15/2035	EUR	2,041	1,885,735
Madison Park Euro Funding XV DAC, Series 15A, Class ER (Cayman Islands) (3 mo. EURIBOR + 7.29%)(p)(r)	7.29%	07/15/2036	EUR	3,215	3,055,867
Total Asset-Backed Securities (Cost $11,299,952)					9,863,608

				Shares

Preferred Stocks–1.11%(l)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(e)				208,860	6,266

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

			Shares	Value

Containers & Glass Products–0.13%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020-03/15/2022; Cost $531,863)(e)(g)			5,909	$726,777

Electronics & Electrical–0.11%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(g)			50,381	445,872

Riverbed Technology, Inc., Pfd.			14,219	125,838

				571,710

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(e)			649	3,245

Oil & Gas–0.13%
McDermott International Ltd., Pfd.(e)			1,017,283	661,234

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287)(e)(g)			288,392	21,629

				682,863

Surface Transport–0.74%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $3,318,464)(g)			33,324	833,100

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $3,488,201)(g)			35,030	875,750

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,956,872)(g)			42,058	1,324,827

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,374,280)(g)			29,536	930,384

				3,964,061

Total Preferred Stocks (Cost $6,590,416)				5,954,922

	Interest Rate	Maturity Date	Principal Amount (000)(a)

Municipal Obligations–0.54%
Arizona–0.54%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $6,092,157) (Cost $3,046,078)(g)(p)	9.00%	01/01/2028	$3,372	2,903,233

			Shares
Money Market Funds–5.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(m)(s)			19,212,667	19,212,667

Invesco Treasury Portfolio, Institutional Class, 0.54%(m)(s)			12,808,444	12,808,444

Total Money Market Funds (Cost $32,021,111)				32,021,111

TOTAL INVESTMENTS IN SECURITIES–143.14% (Cost $845,334,485)				766,641,936

BORROWINGS–(38.65)%				(207,000,000)

OTHER ASSETS LESS LIABILITIES–(4.49)%				(24,067,269)

NET ASSETS–100.00%				$535,574,667

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
DAC	- Designated Activity Co.
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
Rts.	- Rights
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Restricted security. The aggregate value of these securities at May 31, 2022 was $67,442,492, which represented 12.59% of the Fund’s Net Assets.
(h)	This variable rate interest will settle after May 31, 2022, at which time the interest rate will be determined.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $12,162,721, which represented 2.27% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,170,719	$ 87,570,302	$ (80,528,354)	$ -	$-	$19,212,667	$4,948
Invesco Treasury Portfolio, Institutional Class	8,113,813	58,380,201	(53,685,570)	-	-	12,808,444	2,633
Investments in Other Affiliates:
USF S&H Holdco LLC	10,075,244	-	-	1,016,726	-	11,091,970	-
Total	$30,359,776	$145,950,503	$(134,213,924)	$1,016,726	$-	$43,113,081	$7,581

(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $69,021,602, which represented 12.89% of the Fund’s Net Assets.

(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(r)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(s)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
06/30/2022	BNP Paribas S.A.	NOK	1,711	USD	196	$13
09/30/2022	BNP Paribas S.A.	USD	9,558,574	EUR	9,000,000	169,759
06/30/2022	Canadian Imperial Bank of Commerce	USD	44,762,510	EUR	42,489,331	916,016
06/30/2022	Goldman Sachs International	EUR	511,324	USD	556,959	7,256
06/30/2022	Goldman Sachs International	USD	1,534,099	EUR	1,453,709	28,724
07/29/2022	J.P. Morgan Chase Bank, N.A.	EUR	2,000,000	USD	2,154,037	442
06/30/2022	Morgan Stanley & Co. International PLC	EUR	51,129,731	USD	55,540,679	573,215
06/30/2022	Morgan Stanley & Co. International PLC	GBP	16,976,853	USD	22,123,297	728,361
06/30/2022	Morgan Stanley & Co. International PLC	SEK	15,114,128	USD	1,600,361	51,346
06/30/2022	Morgan Stanley & Co. International PLC	USD	20,691,172	GBP	16,794,160	473,526
06/30/2022	Royal Bank of Canada	EUR	48,129,009	USD	52,412,010	670,498
06/30/2022	Royal Bank of Canada	USD	1,137,312	EUR	1,078,730	22,387
06/30/2022	Royal Bank of Canada	USD	803,357	GBP	646,992	12,010
06/30/2022	Royal Bank of Canada	USD	176	NOK	1,711	7

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
06/30/2022	Royal Bank of Canada	USD	1,504,316	SEK	15,114,128	$44,699
07/29/2022	Royal Bank of Canada	USD	532,078	GBP	426,396	5,415
06/30/2022	State Street Bank & Trust Co.	GBP	16,976,853	USD	22,119,887	724,951
06/30/2022	State Street Bank & Trust Co.	USD	44,764,635	EUR	42,489,331	913,892
06/30/2022	State Street Bank & Trust Co.	USD	20,687,838	GBP	16,794,411	477,178
07/29/2022	State Street Bank & Trust Co.	USD	10,444,368	EUR	10,000,000	323,609
09/30/2022	State Street Bank & Trust Co.	USD	1,235,260	EUR	1,143,775	1,076
06/30/2022	Toronto Dominion Bank (The)	EUR	48,129,731	USD	52,285,059	542,772
06/30/2022	Toronto Dominion Bank (The)	GBP	17,076,270	USD	22,253,093	732,867
06/30/2022	Toronto Dominion Bank (The)	USD	44,858,713	EUR	42,488,694	819,128
06/30/2022	Toronto Dominion Bank (The)	USD	20,696,635	GBP	16,794,411	468,381
06/30/2022	UBS AG	USD	21,085,740	EUR	20,000,000	415,435
07/29/2022	UBS AG	USD	6,288,935	GBP	5,000,000	13,815
09/30/2022	UBS AG	USD	1,009,146	EUR	945,590	12,967

Subtotal-Appreciation						9,149,745

Currency Risk

07/29/2022	BNP Paribas S.A.	EUR	9,000,000	USD	9,520,161	(171,018)

07/29/2022	Canadian Imperial Bank of Commerce	EUR	42,584,358	USD	44,939,401	(915,336)

07/29/2022	Morgan Stanley & Co. International PLC	GBP	16,795,226	USD	20,697,689	(473,533)

07/29/2022	Royal Bank of Canada	NOK	1,711	USD	176	(7)

07/29/2022	Royal Bank of Canada	SEK	15,155,044	USD	1,509,761	(44,819)

09/30/2022	Royal Bank of Canada	EUR	9,000,000	USD	9,570,447	(157,886)

06/30/2022	State Street Bank & Trust Co.	EUR	2,000,000	USD	2,119,167	(30,950)

07/29/2022	State Street Bank & Trust Co.	EUR	42,584,358	USD	44,941,615	(913,122)

07/29/2022	State Street Bank & Trust Co.	GBP	16,795,477	USD	20,694,739	(476,800)

06/30/2022	Toronto Dominion Bank (The)	EUR	100,000	USD	106,874	(632)

07/29/2022	Toronto Dominion Bank (The)	EUR	42,583,719	USD	45,035,988	(818,061)

07/29/2022	Toronto Dominion Bank (The)	GBP	16,795,477	USD	20,703,197	(468,341)

Subtotal-Depreciation						(4,470,505)

Total Forward Foreign Currency Contracts						$4,679,240

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

NOK – Norwegian Krone

SEK – Swedish Krona

USD – U.S. Dollar

The aggregate value of securities considered illiquid at May 31, 2022 was $307,007,961, which represented 57.32% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.
These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements    may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$263,678,434	$326,674,422	$590,352,856

Common Stocks & Other Equity Interests	14,671,248	29,159,848	23,211,670	67,042,766

Non-U.S. Dollar Denominated Bonds & Notes	–	48,361,810	–	48,361,810

U.S. Dollar Denominated Bonds & Notes	–	7,892,951	2,248,679	10,141,630

Asset-Backed Securities	–	9,863,608	–	9,863,608

Preferred Stocks	–	4,535,771	1,419,151	5,954,922

Municipal Obligations	–	2,903,233	–	2,903,233

Money Market Funds	32,021,111	–	–	32,021,111

Total Investments in Securities	46,692,359	366,395,655	353,553,922	766,641,936

Other Investments - Assets*

Investments Matured	–	1,030,608	2,658,636	3,689,244

Forward Foreign Currency Contracts	–	9,149,745	–	9,149,745

	–	10,180,353	2,658,636	12,838,989

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(4,470,505)	–	(4,470,505)
Total Other Investments	–	5,709,848	2,658,636	8,368,484

Total Investments	$46,692,359	$372,105,503	$356,212,558	$775,010,420

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2022:

	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/22

Variable Rate Senior Loan Interests	$317,103,912	$18,456,414	$(13,244,393)	$356,616	$371	$(3,108,981)	$13,051,279	$(5,940,796)	$326,674,422

Common Stocks & Other Equity Interests	28,481,060	–	–	–	(136,218)	(641,104)	166,129	(4,658,197)	23,211,670

Investments Matured	2,658,636	–	–	(1,126)	–	1,126	–	–	2,658,636

U.S. Dollar Denominated Bonds & Notes	2,624,330	74,610	–	–	–	(450,261)	–	–	2,248,679

Preferred Stocks	1,488,910	268,675	(179,083)	–	179,083	(338,434)	–	–	1,419,151

Total	$352,356,848	$18,799,699	$(13,423,476)	$355,490	$43,236	$(4,537,654)	$13,217,408	$(10,598,993)	$356,212,558

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

FDH Group Acquisition, Inc., Term Loan A	$22,202,139	Valuation Service	N/A	N/A	N/A	(a)

Keg Logistics LLC, Term Loan A	21,067,648	Valuation Service	N/A	N/A	N/A	(a)

Muth Mirror Systems LLC, Term Loan	18,391,208	Valuation Service	N/A	N/A	N/A	(a)

Lightning Finco Ltd., Term Loan B-1	18,141,781	Valuation Service	N/A	N/A	N/A	(a)

Boeing Co., Revolver Loan	17,195,627	Valuation Service	N/A	N/A	N/A	(b)

Teasdale Foods, Inc., Term Loan B	13,645,791	Valuation Service	N/A	N/A	N/A	(a)

Groundworks LLC, First Lien Incremental Term Loan	13,100,298	Valuation Service	N/A	N/A	N/A	(a)

USF S&H Holdco LLC	11,091,970	Valuation Service	N/A	N/A	N/A	(a)

USF S&H Holdco LLC, Term Loan B	10,770,969	Valuation Service	N/A	N/A	N/A	(a)

PrimeFlight Aviation Services, Inc., Term Loan	9,559,623	Valuation Service	N/A	N/A	N/A	(a)

PrimeFlight Aviation Services, Inc., Incremental Delayed Draw Term Loan	9,420,091	Valuation Service	N/A	N/A	N/A	(a)

NAS LLC, Term Loan	8,983,285	Valuation Service	N/A	N/A	N/A	(a)

MB2 Dental Solutions LLC, Term Loan B	8,739,262	Valuation Service	N/A	N/A	N/A	(a)

MB2 Dental Solutions LLC, Delayed Draw Term Loan	8,724,660	Valuation Service	N/A	N/A	N/A	(a)

Transtar Industries, Inc., Delayed Draw Term Loan	8,720,415	Valuation Service	N/A	N/A	N/A	(a)

CV Intermediate Holdco Corp., Term Loan B	8,422,085	Valuation Service	N/A	N/A	N/A	(a)

CV Intermediate Holdco Corp., Delayed Draw Term Loan	8,178,360	Valuation Service	N/A	N/A	N/A	(c)

SDB Holdco LLC, Term Loan	7,759,565	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

(c)

The Fund fair values certain investments in direct loan financings at the loan origination price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Dynamic Credit Opportunity Fund